CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 399,866	¥ 32,789,000	¥ 30,271,000	¥ 22,566,000
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	88,256	7,237,000	7,557,000	8,308,000
Deferred income tax expense (benefit)	(1,646)	(135,000)	1,365,000	2,192,000
Realized (gains) losses on securities, net	7,951	652,000	(132,000)	(274,000)
Losses (gains) on disposal or sales of property, plant and equipment, net	(2,183)	(179,000)	(219,000)	284,000
Bad debt expense	1,597	131,000	223,000	152,000
Inventory write-downs	23,927	1,962,000	709,000	195,000
Impairment of goodwill and long-lived assets	2,610	214,000	262,000	1,605,000
Changes in assets and liabilities-
Trade receivables	(41,829)	(3,430,000)	(5,249,000)	(181,000)
Inventories	(306,220)	(25,110,000)	(28,008,000)	20,543,000
Trade notes and accounts payable and accrued expenses	(43,342)	(3,554,000)	10,264,000	3,013,000
Income taxes payable	9,037	741,000	2,429,000	1,480,000
Accrued retirement and termination benefits	(15,061)	(1,235,000)	(1,167,000)	(1,615,000)
Other, net	(17,817)	(1,461,000)	1,312,000	(1,142,000)
Net cash provided by operating activities	105,146	8,622,000	19,617,000	57,126,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including interest capitalized	(164,402)	(13,481,000)	(9,742,000)	(10,837,000)
Purchases of available-for-sale securities	(17,963)	(1,473,000)	(2,677,000)	(4,996,000)
Purchases of held-to-maturity securities	(74,378)	(6,099,000)	(2,870,000)	(1,522,000)
Proceeds from sales of available-for-sale securities	164,719	13,507,000	1,156,000	1,967,000
Proceeds from maturities of available-for-sale securities	866	71,000	500,000	500,000
Proceeds from maturities of held-to-maturity securities	3,658	300,000	800,000	350,000
Proceeds from sales of property, plant and equipment	8,646	709,000	756,000	299,000
(Increase) decrease in time deposits, net	23,598	1,935,000	(7,274,000)	(3,375,000)
Other, net	378	31,000	17,000	(54,000)
Net cash used in investing activities	(54,878)	(4,500,000)	(19,334,000)	(17,668,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Decrease) increase in short-term borrowings, net	19,634	1,610,000	226,000	(7,000)
Purchase of treasury stock, net	(61,695)	(5,059,000)	(8,000)	(10,000)
Cash dividends paid	(110,878)	(9,092,000)	(7,163,000)	(8,955,000)
Other, net	(2,024)	(166,000)	(410,000)	(142,000)
Net cash used in financing activities	(154,963)	(12,707,000)	(7,355,000)	(9,114,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	19,073	1,564,000	(3,385,000)	(2,269,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(85,622)	(7,021,000)	(10,457,000)	28,075,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	632,110	51,833,000	62,290,000	34,215,000
CASH AND CASH EQUIVALENTS, END OF YEAR	546,488	44,812,000	51,833,000	62,290,000
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest, net of amount capitalized	2,415	198,000	49,000	58,000
Cash paid during the year for income taxes	$ 165,463	¥ 13,568,000	¥ 8,665,000	¥ 7,280,000